Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Intangible Assets (Details) [Line Items]
Intangible Asset, Finite-Lived, Accumulated Amortization	$ 535		$ 425
Intangible Asset, Finite-Lived, Amortization Expense	73	$ 16
Intangible Asset, Finite-Lived, before Accumulated Amortization	$ 1,549		1,250
Intangible Asset, Finite-Lived, Useful Life	15 years
Intangible Asset, Finite-Lived, after Accumulated Amortization	$ 1,014		825
Intangible Asset, Excluding Goodwill, after Accumulated Amortization	1,014		825
Maximum [Member]
Intangible Assets (Details) [Line Items]
Payments to Acquire Intangible Assets	515
Minimum [Member]
Intangible Assets (Details) [Line Items]
Payments to Acquire Intangible Assets	427
Web Platform [Member]
Intangible Assets (Details) [Line Items]
Intangible Asset, Finite-Lived, Accumulated Amortization	119		154
Intangible Asset, Finite-Lived, Amortization Expense	36		36
Platform Development Costs [Member]
Intangible Assets (Details) [Line Items]
Intangible Asset, Finite-Lived, before Accumulated Amortization	$ 1,090		790
Intangible Asset, Finite-Lived, Useful Life	3 years
Intangible Asset, Finite-Lived, after Accumulated Amortization	$ 870		645
Web Domains [Member]
Intangible Assets (Details) [Line Items]
Intangible Asset, Finite-Lived, Accumulated Amortization	7		6
Intangible Asset, Finite-Lived, Amortization Expense	1		1
Intangible Asset, Finite-Lived, before Accumulated Amortization	$ 32		$ 32
Intangible Asset, Finite-Lived, Useful Life	12 years 21 days		11 years 4 months 6 days
Intangible Asset, Finite-Lived, after Accumulated Amortization	$ 25		$ 26
Intangible Asset, Excluding Goodwill, after Accumulated Amortization	$ 25		$ 26